Events after the Reporting Period (Details Narrative) - Non-adjusting events after reporting period [member] - $ / shares		1 Months Ended
	Jan. 26, 2021	Jan. 31, 2020	Jan. 25, 2021
Officers, Independent Board Members, Employees and Consultants [Member] | 2014 Plan and 2019 Plan [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares granted	1,474,000
Exercise price of share	$ 4.675
Officers, Independent Board Members, Employees and Consultants [Member] | 2014 Plan and 2019 Plan [Member] | ADS [Member]
IfrsStatementLineItems [Line Items]
Exercise price of share	$ 9.35
Shareholders [Member]
IfrsStatementLineItems [Line Items]
Exercise price of share			$ 4.675
Shareholders [Member] | ADS [Member]
IfrsStatementLineItems [Line Items]
Exercise price of share			$ 9.35
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Performance-based restricted stock units	240,000	240,000
Restricted stock units granted	60,000
Restricted stock units future grants	180,000
Chief Executive Officer [Member] | Future Grant One [Member]
IfrsStatementLineItems [Line Items]
Restricted stock units future grants	60,000
Chief Executive Officer [Member] | Future Grant Two [Member]
IfrsStatementLineItems [Line Items]
Restricted stock units future grants	60,000
Chief Executive Officer [Member] | Future Grant Three [Member]
IfrsStatementLineItems [Line Items]
Restricted stock units future grants	60,000
Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Restricted stock units granted	180,000